Fair value - Financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value
Financial assets	€ 116,525	€ 171,472
Other non-current assets | Financial assets measured at amortized cost
Fair value
Financial assets	11	12
Cash and cash equivalents | Financial assets measured at amortized cost
Fair value
Financial assets	86,418	€ 171,459
Current financial investments | Financial assets at fair value | Level 1
Fair value
Financial assets	€ 30,096